Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Compensation of key management personnel of the Group
The remuneration of key management personnel of the Company is set out below in aggregate:

	Year ended December 31,
	2021	2020	2019
	£’000s	£’000s	£’000s
Short-term benefits	4,018	4,479	3,488
Post-employment benefits	173	144	64
Share-based payment charge	2,559	875	1,152

Total	6,750	5,498	4,704